GOODWILL	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 6 – GOODWILL

The Company had two reporting units, its Trucking Segment and its Digester Segment. Due to the Titan Merger and the resulting recognition of goodwill from the reverse acquisition, the Company initially recognized goodwill of $22,319,908 for the former Digester reporting unit on the Titan acquisition date, which was adjusted to $26,880,916 due to measurement adjustments as the Company finalized its purchase price accounting. Due to the acquisition of Standard and the resulting recognition of goodwill from the business combination, the Company recognized goodwill of $13,864,966 for the Trucking reporting unit on the Standard acquisition date.

During the year ended December 31, 2023, and as a result of the financial performance of the former Digester Segment, the Company concluded it was more likely than not that the fair value of the reporting unit was less than it’s carrying amount. Therefore, the Company performed an impairment assessment of the goodwill. The fair value of the Digester reporting unit was estimated using an income approach and included assumptions related to estimates of future revenue and operating expenses, long-term growth rates, a technology obsolescence rate, and a discount rate. The quantitative impairment test indicated a fair value of the reporting unit that was lower than its carrying value, and as a result, the goodwill was impaired with an impairment expense of $20,364,001 during the year ended December 31, 2023.

During the nine months ended September 30, 2024, and as a result of the financial performance of the former Digester Segment, the Company concluded it was more likely than not that the fair value of the reporting unit was less than it’s carrying amount. Therefore, the Company performed an impairment assessment of the goodwill. The quantitative impairment test indicated a fair value of the reporting unit that was lower than its carrying value, and as a result, the goodwill was impaired with an impairment expense of $4,853,142 the nine months ended September 30, 2024.

The changes in the carrying value of goodwill by reportable segment for the nine months ended September 30, 2023 and 2024 was as follows:

	Trucking	Digester
Goodwill:
Balance as of January 1, 2023	$-	$-
Balance as of March 31, 2023	-	-
Goodwill recognized	-	22,319,908
Impairment	-	(15,669,287)
Balance as of June 30, 2023	-	6,650,621
Balance as of September 30, 2023	$-	$6,650,621

Goodwill:
Balance as of January 1, 2024	$-	$6,516,915
Impairment	-	-
Goodwill recognized	13,864,966	-
Balance as of March 31, 2024	13,864,966	6,516,915
Balance as of June 30, 2024	13,864,966	6,516,915
Impairment	-	(4,853,142)
Balance as of September 30, 2024	$13,864,966	$1,663,773

NOTE 6 – GOODWILL

The Company has two reporting units, Trucking and Digester. As of December 31, 2023 and December 31, 2022, the goodwill for both reporting units was $6,516,915 and $0, respectively. Due to the Titan Merger and the resulting recognition of goodwill from the reverse acquisition, the Company recognized goodwill of $26,880,916 for the Digester reporting unit on the Titan Merger acquisition date.

As a result of the financial performance of the Digester Segment, the Company concluded it was more likely than not that the fair value of the reporting unit was less than its carrying amount as of June 30, 2023. Therefore, the Company performed an impairment assessment of the goodwill. The fair value of the Digester reporting unit was estimated using an income approach and included assumptions related to estimates of future revenue and operating expenses, long-term growth rates, a technology obsolescence rate, and a discount rate. The quantitative impairment test indicated a fair value of the reporting unit that was lower than its carrying value, and as a result, the goodwill was impaired with an impairment expense of $20,364,001 on June 30, 2023.

The changes in the carrying value of goodwill by reportable segment for the years ended December 31, 2023 and 2022 are as follows:

	Trucking	Digester
Gross goodwill:
Balance as of January 1, 2022	$-	$-
Goodwill recognized	-	-
Balance as of December 31, 2022	-	-
Accumulated impairment	-	-
Balance as of January 1, 2022	-	-
Impairment	-	-
Balance as of December 31, 2022	-	-
Net carrying value, as of December 31, 2022	-	-

Gross goodwill:
Balance as of December 31, 2022	-	-
Goodwill recognized	-	26,880,916
Balance as of December 31, 2023	-	26,880,916
Accumulated impairment:
Balance as of December 31, 2022	-	-
Impairment	-	(20,364,001)
Balance as of December 31, 2023	-	(20,364,001)
Net carrying value, as of December 31, 2023	$-	$6,516,915